Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	328,686,932.87	25,139
Yield Supplement Overcollateralization Amount 01/31/20	12,228,203.36	0
Receivables Balance 01/31/20	340,915,136.23	25,139
Principal Payments	14,812,466.32	467
Defaulted Receivables	844,470.14	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	11,376,913.10	0
Pool Balance at 02/29/20	313,881,286.67	24,617

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.72%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	7,538,999.48	467
Past Due 61-90 days	2,513,096.00	148
Past Due 91-120 days	280,813.31	24
Past Due 121+ days	0.00	0
Total	10,332,908.79	639

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	507,727.26
Aggregate Net Losses/(Gains) - February 2020	336,742.88
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.19%
Prior Net Losses Ratio	1.29%
Second Prior Net Losses Ratio	1.94%
Third Prior Net Losses Ratio	2.43%
Four Month Average	1.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.16%

Overcollateralization Target Amount	14,124,657.90
Actual Overcollateralization	14,124,657.90
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	33.86

Flow of Funds	$ Amount

Collections	16,387,322.48
Investment Earnings on Cash Accounts	7,886.08
Servicing Fee	(284,095.95)
Transfer to Collection Account	0.00
Available Funds	16,111,112.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	473,517.35
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	14,734.22
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,124,657.90
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,429,381.47

Total Distributions of Available Funds	16,111,112.61

Servicing Fee	284,095.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 02/18/20	313,896,020.89
Principal Paid	14,139,392.12
Note Balance @ 03/16/20	299,756,628.77

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2a
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2b
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-3
Note Balance @ 02/18/20	184,446,020.89
Principal Paid	14,139,392.12
Note Balance @ 03/16/20	170,306,628.77
Note Factor @ 03/16/20	39.9780819%

Class A-4
Note Balance @ 02/18/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	94,750,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	34,700,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	542,339.02
Total Principal Paid	14,139,392.12
Total Paid	14,681,731.14

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.65825%
Coupon	1.79825%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	296,650.68
Principal Paid	14,139,392.12
Total Paid to A-3 Holders	14,436,042.80

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4316439
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.2534459
Total Distribution Amount	11.6850898

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6963631
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.1910613
Total A-3 Distribution Amount	33.8874244

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	1.04
Noteholders' Principal Distributable Amount	998.96

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	3,213,436.41
Investment Earnings	3,903.37
Investment Earnings Paid	(3,903.37)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41